Summary of significant accounting policies and basis of presentation	6 Months Ended
Jun. 30, 2017
Summary of significant accounting policies and basis of presentation
Summary of significant accounting policies and basis of presentation

2. Summary of significant accounting policies and basis of presentation

Basis of presentation

These unaudited consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (U.S. GAAP). The unaudited consolidated financial statements reflect all adjustments, which include only normal recurring adjustments that are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented.

The preparation of the unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the consolidated financial statements.  Actual results could differ from those estimates.

These unaudited consolidated financial statements should be read in conjunction with the accounting policies and notes to the audited consolidated financial statements included in Strongbridge Biopharma’s 2016 Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 4, 2017.  Operating results for the six months ended June 30, 2017 are not necessarily indicative of the results that may be expected for the year ending December 31, 2017.

Revenue recognition

Prior to the April 2017 launch of Keveyis, we have not previously generated any revenue. Therefore, we adopted Accounting Standards Codification, or ASC, Topic 606, Revenue from Contracts with Customers, effective April 1, 2017.  Topic 606 applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.  Under Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.  To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. We apply the five-step model to contracts only when it is probable that we will collect the consideration we are entitled to receive in exchange for the goods or services we transfer to the customer. At contract inception, once the contract is determined to be within the scope of Topic 606, we assess the goods or services promised within each contract and determine those that are performance obligations, and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. For a complete discussion of accounting for net product revenue, see Note 3, "Revenue Recognition".

Inventory

Inventory is stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Our inventory consists of only finished goods.

Foreign currency translation

The consolidated financial statements are reported in United States dollars, which is our functional currency, including each of our consolidated subsidiaries. Transactions in foreign currencies are remeasured into our functional currency at the rate of exchange prevailing at the date of the transaction. Any monetary assets and liabilities arising from these transactions are remeasured into our functional currency at exchange rates prevailing at the balance sheet date or on settlement. Resulting gains and losses are recorded in foreign exchange gain (loss) in our consolidated statements of operations.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. We must apply significant judgment in this process. Actual results could materially differ from those estimates.

Net loss per share

Basic net loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares of ordinary shares outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to shareholders by the weighted‑average number of shares of ordinary shares outstanding for the period, including any dilutive effect from outstanding stock options or other equity-based awards. Shares used in the diluted net loss per share calculations exclude anti‑dilutive ordinary shares equivalents, which currently consist of outstanding stock options, unvested restricted stock units and warrants.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as of June 30, 2017 and 2016, as they would be anti-dilutive:

	Six Months Ended
	June 30,
	2017	2016
Warrants	7,428,571	—
Stock options issued and outstanding	6,139,647	3,293,341
Unvested restricted stock units	222,000	170,000

Recent accounting pronouncements

In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-04, Intangibles - Goodwill and Other:  Simplifying the Accounting for Goodwill Impairment. ASU 2017-04 removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. This standard, which will be effective for the us beginning in the first quarter of fiscal year 2021, is required to be applied prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. We are currently evaluating the impact this standard will have on its financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows in order to reduce diversity in practice. The guidance is effective for us beginning in the first quarter of fiscal year 2018. Early adoption is permitted. We are currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, Compensation - Improvements to Employee Share-Based Payment Accounting,  which affects all entities that issue share-based payment awards to their employees. The amendments in this ASU cover such areas as the recognition of excess tax benefits and deficiencies, the classification of those excess tax benefits on the statement of cash flows, an accounting policy election for forfeitures, the amount an employer can withhold to cover income taxes and still qualify for equity classification and the classification of those taxes paid on the statement of cash flows. This ASU is effective for annual and interim periods beginning after December 15, 2016. This guidance can be applied either prospectively, retrospectively or using a modified retrospective transition method. Early adoption is permitted. We have adopted the standard effective January 1, 2017 and have elected to account for forfeitures as they occur as opposed to estimating forfeitures. The adoption of this standard did not have a material impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, that discusses how an entity should account for lease assets and lease liabilities. The guidance specifies that an entity who is a lessee under lease agreements should recognize lease assets and lease liabilities for those leases classified as operating leases under previous FASB guidance. Accounting for leases by lessors is largely unchanged under the new guidance. The guidance is effective for the us beginning in the first quarter of fiscal year 2019. Early adoption is permitted. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. We are currently evaluating the impact of adopting this guidance on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities,  that modifies certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The accounting standard update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is permitted.  We are currently assessing the impact that adopting this new accounting guidance will have on our consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU No. 2015-11 applies only to inventory for which cost is determined by methods other than last in, first-out and the retail inventory method, which includes inventory that is measured using first-in, first-out or average cost. Inventory within the scope of this standard is required to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. We adopted this standard on April 1, 2017. The adoption of this standard had no impact on the Company’s consolidated financial statements, there was no accounting impact to previously issued financial statements based on our adoption.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. We adopted this new standard on April 1, 2017 in conjunction with the launch of Keveyis. As we did not record revenue prior to the quarter ending June 30, 2017, there was no accounting impact to previously issued financial statements based on our adoption of ASC Topic 606.